Stock Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 13, 2008	Jun. 30, 2012	Jun. 30, 2011	Dec. 08, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial allotment				717,747
Additional allotment	1,446,291
Fair value of common share outstanding		$ 7,487,000	$ 5,900,000
Recognized stock based compensation expense		3,619,000	2,548,000
Class B Series Three Common Shares | Liability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding		6,100,000	3,500,000
Class B Series Three Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding		2,800,000	1,500,000
Class B Series Two Common Shares | Liability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			2,400,000
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company		80,543
Payments for shares put back to the company		500,000
Recognized stock based compensation expense		3,600,000
Equity Incentive Plan | Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			9,413
Payments for shares put back to the company			100,000
Equity Incentive Plan | Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company		96,719	196,202
Payments for shares put back to the company		1,000,000	1,800,000
Equity Incentive Plan | Class B Series Two Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding		$ 1,400,000